Fair Value of Financial Instruments - Additional Information (Details) - USD ($) shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Conversion price percent	80.00%
Payment of consent fee liability	$ 2,500,000
Promissory Note [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis, liability net			$ 4,100,000
Two Thousand And Nineteen Omnibus Agreement [Member] | Blacksky Technology [Member]
Class of warrant or right, issued during the period				33.7
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis, liability net	$ 0	$ 0
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Blacksky Technology [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis, liability net			$ 0	$ 0